Financial Instruments - Summary of Net Cash Position (Detail) - USD ($) $ in Thousands	Mar. 31, 2023		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents	$ 127,898		$ 108,153	$ 105,633	$ 96,929
Investments	177,040		304,840
Long-term debt (includes current portion)	(174,381)	[1],[2]	0
Net cash position	$ 130,557		$ 412,993

[1]	Before netting off debt issuance cost of $975 and Nil as at March 31, 2023 and March 31, 2022, respectively.
[2]	Excluding non-financial asset (unamortized debt issuance cost) $975.